UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2006

Check here if Amendment |_|; Amendment Number: ______________
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALLSTATE LIFE INSURANCE COMPANY
Address: 3075 SANDERS ROAD, SUITE G4A
         NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES ZILS
Title:  VICE PRESIDENT INVESTMENT OPERATIONS
Phone:  847-402-3073

Signature, Place, and Date of Signing:


     /s/ JAMES ZILS                      NORTHBROOK, IL.           5/9/2006
     -------------------------------  --------------------    ----------------
               [Signature]                [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 ONE

Form 13F Information Table Entry Total:             74

Form 13F Information Table Value Total:        324,438 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number           Name

1        028-10298                      ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                              TITLE OF                    VALUE     SHARES/   SH/   PUT/  INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS            CUSIP    (x$1000)   PRN AMT   PRN   CALL  DSCRETN   MANAGERS    SOLE   SHARED  NONE
-----------------------       --------        ---------  --------   -------   ---   ----  -------  ----------  ------  ------ ------
DUKE ENERGY CORP              COMMON          264399106    2,215       76,000  SH          DEFINED     1         X
JOHNSON & JOHNSON             COMMON          478160104      977       16,500  SH          DEFINED     1         X
PPL CORPORATION               COMMON          69351T106    1,764       60,000  SH          DEFINED     1         X
TRAVELERS PPTY CASUALTY       REDEEMABLE P/S  89420G307    9,152      381,500  SH          DEFINED     1         X

3M COMPANY 0% 11/21/2032      DEBT            88579YAB7   10,120   11,500,000 PRN          DEFINED     1         X
AFFILIATED MANAGERS GRP
 0% 05/07/2021                DEBT            008252AC2    1,859    1,000,000 PRN          DEFINED     1         X
AFFILIATED MANAGERS GRP
 2.793750% 02/25/2033         DEBT            008252AE8      874      350,000 PRN          DEFINED     1         X
ALLERGAN INC 0% 11/06/2022    DEBT            018490AE2      743      600,000 PRN          DEFINED     1         X
ALZA CORP 0% 07/28/2020       DEBT            02261WAB5    3,336    4,100,000 PRN          DEFINED     1         X
AMDOCS LIMITED .500000%
 03/15/2024                   DEBT            02342TAD1    4,213    4,250,000 PRN          DEFINED     1         X
AMERICAN EXPRESS 1.850000%
 12/01/2033                   DEBT            025816AS8    8,549    8,250,000 PRN          DEFINED     1         X
AMERICAN INTL GROUP
 .500000% 05/15/2007          DEBT            026874AN7    2,820    3,000,000 PRN          DEFINED     1         X
AMERICAN INTL GROUP 0%
 11/09/2031                   DEBT            026874AP2    7,068   10,375,000 PRN          DEFINED     1         X
AMGEN INC 0% 03/01/2032       DEBT            031162AL4    3,531    4,700,000 PRN          DEFINED     1         X
AON CORP 3.500000%
 11/15/2012                   DEBT            037389AT0      968      500,000 PRN          DEFINED     1         X
BAUSCH & LOMB INC 4.421880%
 08/01/2023                   DEBT            071707AM5    2,624    2,000,000 PRN          DEFINED     1         X
BLACKROCK INC 2.625000%
 02/15/2035                   DEBT            09247XAB7    2,828    2,000,000 PRN          DEFINED     1         X
BRISTOL-MYERS SQUIBB
 2.510000% 09/15/2023         DEBT            110122AN8    9,988   10,000,000 PRN          DEFINED     1         X
CAESARS ENTERTAINMENT
 3.598750% 04/15/2024         DEBT            127687AB7    4,163    3,100,000 PRN          DEFINED     1         X
CARNIVAL CORP 1.132000%
 04/29/2033                   DEBT            143658AV4    6,650    9,500,000 PRN          DEFINED     1         X
CARNIVAL CORP 2.000000%
 04/15/2021                   DEBT            143658AN2    2,216    1,800,000 PRN          DEFINED     1         X
CENTERPOINT ENERGY INC
 3.750000% 05/15/2023         DEBT            15189TAM9    2,649    2,400,000 PRN          DEFINED     1         X
CENTURYTEL INC 4.750000%
 08/01/2032                   DEBT            156700AH9    2,113    2,000,000 PRN          DEFINED     1         X
CHIRON CORP 1.625000%
 08/01/2033                   DEBT            170040AG4    3,895    4,000,000 PRN          DEFINED     1         X
COOPER CAMERON CORP
 1.500000% 05/15/2024         DEBT            216640AE2    1,923    1,400,000 PRN          DEFINED     1         X
COSTCO WHOLESALE CORP
 0% 08/19/2017                DEBT            22160QAC6    6,150    5,000,000 PRN          DEFINED     1         X
CSX CORP 0% 10/30/2021        DEBT            126408GA5    7,596    7,050,000 PRN          DEFINED     1         X
DANAHER CORP 0% 01/22/2021    DEBT            235851AF9    6,947    7,500,000 PRN          DEFINED     1         X
DEVON ENERGY CORPORATION
 4.900000% 08/15/2008         DEBT            25179MAA1    8,410    7,250,000 PRN          DEFINED     1         X
DEVON ENERGY CORPORATION
 4.950000% 08/15/2008         DEBT            25179MAB9    1,276    1,100,000 PRN          DEFINED     1         X
DIAMOND OFFSHORE DRILL
 1.500000% 04/15/2031         DEBT            25271CAE2    3,675    2,000,000 PRN          DEFINED     1         X
DOMINION RESOURCES INC
 2.125000% 12/15/2023         DEBT            25746UAT6    5,335    5,250,000 PRN          DEFINED     1         X
DUKE ENERGY CORP 1.750000%
 05/15/2023                   DEBT            264399EJ1    2,458    2,000,000 PRN          DEFINED     1         X
ELECTRONCIS FOR IMAGING
 1.500000% 06/01/2023         DEBT            286082AA0      866      750,000 PRN          DEFINED     1         X
FLUOR CORP 1.500000%
 02/15/2024                   DEBT            343412AA0    4,699    3,000,000 PRN          DEFINED     1         X
FOUR SEASONS HTL 1.875000%
 07/30/2024                   DEBT            35100EAE4    1,895    2,000,000 PRN          DEFINED     1         X
FRANKLIN RESOURCES INC 0%
 05/11/2031                   DEBT            354613AC5    4,854    5,500,000 PRN          DEFINED     1         X
GATX CORP 7.500000%
 02/01/2007                   DEBT            361448AC7    1,901    1,500,000 PRN          DEFINED     1         X
GENZYME CORP 1.250000%
 12/01/2023                   DEBT            372917AN4    2,987    2,750,000 PRN          DEFINED     1         X
HARRIS CORP 3.500000%
 08/15/2022                   DEBT            413875AH8      632      300,000 PRN          DEFINED     1         X
HASBRO INC 2.750000%
 12/01/2021                   DEBT            418056AN7    1,044    1,000,000 PRN          DEFINED     1         X
HCC INSURANCE HOLDINGS
 1.300000% 04/01/2023         DEBT            404132AB8    5,612    3,650,000 PRN          DEFINED     1         X
HEALTH MANAGEMENT ASSOC
 1.500000% 08/01/2023         DEBT            421933AF9    3,004    3,000,000 PRN          DEFINED     1         X
HEWLETT-PACKARD CO 0%
 10/14/2017                   DEBT            428236AC7    3,506    5,500,000 PRN          DEFINED     1         X
INCO LTD 1.094300%
 03/14/2023                   DEBT            453258AT2      956      600,000 PRN          DEFINED     1         X
INTL PAPER CO 0% 06/20/2021   DEBT            460146BM4    7,034   12,450,000 PRN          DEFINED     1         X
KELLWOOD CO 3.500000%
 06/15/2034                   DEBT            488044AF5      878    1,000,000 PRN          DEFINED     1         X
LABORATORY CP                 DEBT            50540RAC6    3,606    4,500,000 PRN          DEFINED     1         X
LEHMAN BROTHERS HOLDINGS
 .250000% 05/08/2010          DEBT            524908FN5    1,820    2,000,000 PRN          DEFINED     1         X
LIBERTY MEDIA CORP
 3.250000% 03/15/2031         DEBT            530715AR2    2,328    3,115,000 PRN          DEFINED     1         X
LOCKHEED MARTIN CORP
 3.018130% 08/15/2033         DEBT            539830AP4    8,215    7,100,000 PRN          DEFINED     1         X
LOWE'S COMPANIES INC
 .861000% 10/19/2021          DEBT            548661CG0    7,272    6,500,000 PRN          DEFINED     1         X
MANOR CARE INC 2.125000%
 08/01/2035                   DEBT            564055AM3    7,315    6,750,000 PRN          DEFINED     1         X
MASCO CORP 0% 07/20/2031      DEBT            574599BB1   10,120   22,000,000 PRN          DEFINED     1         X
MEDIMMUNE INC 1.000000%
 07/15/2023                   DEBT            584699AE2    3,940    4,000,000 PRN          DEFINED     1         X
MEDTRONIC INC 1.250000%
 09/15/2021                   DEBT            585055AD8    9,219    9,300,000 PRN          DEFINED     1         X
MERRILL LYNCH & CO 0%
 03/13/2032                   DEBT            590188W46   10,364    9,000,000 PRN          DEFINED     1         X
NABORS INDUSTRIES INC 0%
 06/15/2023                   DEBT            629568AL0    1,141    1,000,000 PRN          DEFINED     1         X
NEXTEL COMMUNIC               DEBT            65332VAY9    7,250    7,250,000 PRN          DEFINED     1         X
OMNICOM GROUP 0% 06/15/2033   DEBT            681919AR7    8,404    8,500,000 PRN          DEFINED     1         X
PMI GROUP INC 2.500000%
 07/15/2021                   DEBT            69344MAE1    5,604    5,250,000 PRN          DEFINED     1         X
RPM INTERNATIONAL INC.
 1.389000% 05/13/2033         DEBT            749685AK9    3,055    5,750,000 PRN          DEFINED     1         X
SCHLUMBERGER LIMITED
 2.125000% 06/01/2023         DEBT            806857AD0    2,939    1,800,000 PRN          DEFINED     1         X
SLM CORP 3.110630%
 07/25/2035                   DEBT            78442PAC0    6,557    6,500,000 PRN          DEFINED     1         X
ST JUDE MEDICAL INC
 2.800000% 12/15/2035         DEBT            790849AB9    1,479    1,500,000 PRN          DEFINED     1         X
TEVA PHARMACEUT FIN BV
 .375000% 11/15/2022          DEBT            88164MAB4    2,873    1,500,000 PRN          DEFINED     1         X
TEVA PHARMACEUT FIN BV
 1.750000% 02/01/2026         DEBT            88165FAA0      989    1,000,000 PRN          DEFINED     1         X
TEVA PHARMACEUT FIN LLC
 .250000% 02/01/2024          DEBT            88164RAB3    3,257    2,700,000 PRN          DEFINED     1         X
TJX COMPANIES INC 0%
 02/13/2021                   DEBT            872540AL3    6,063    7,250,000 PRN          DEFINED     1         X
TRANSOCEAN INC 1.500000%
 05/15/2021                   DEBT            893830AD1    4,495    4,000,000 PRN          DEFINED     1         X
TYCO INTL GROUP SA
 3.125000% 01/15/2023         DEBT            902118BG2    9,326    7,300,000 PRN          DEFINED     1         X
UNIVERSAL HEALTH SVCS
 .426000% 06/23/2020          DEBT            913903AL4    3,648    6,250,000 PRN          DEFINED     1         X
WALT DISNEY COMPANY
 2.125000% 04/15/2023         DEBT            254687AU0   11,811   11,000,000 PRN          DEFINED     1         X
WYETH 2.390000% 01/15/2024    DEBT            983024AD2    2,396    2,250,000 PRN          DEFINED     1         X

--------------------------------------------------------------------------------
"STOCK"                                               4   14,109      534,000
--------------------------------------------------------------------------------
DEBT                                                 70  310,329  322,040,000
--------------------------------------------------------------------------------
REPORT TOTALS                                        74  324,438  322,574,000
--------------------------------------------------------------------------------